Income tax - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Accumulated tax losses available for offset against future taxable profits	$ 354,262
Deferred tax liability	$ 19	$ 429	$ 691	$ 52